Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities - cash outflows
Trade and other payables	$ 6,834,000,000	$ 6,597,000,000
Lease liabilities	1,673,000,000	2,188,000,000
Other interest-bearing loans and borrowings	9,732,000,000	10,435,000,000
Interest payments on other interest-bearing loans and borrowings	2,706,000,000	3,032,000,000
Interest rate swaps - net cash outflows (ii)	83,000,000
Currency forwards and currency swaps - gross cash outflows	1,557,000,000	1,567,000,000
Other derivative financial instruments	40,000,000	1,000,000
Gross projected cash outflows	22,625,000,000	23,820,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(162,000,000)
Currency forwards and currency swaps - gross cash inflows	(1,561,000,000)	(1,559,000,000)
Other derivative financial instruments	(20,000,000)	(33,000,000)
Gross projected cash inflows	(1,581,000,000)	(1,754,000,000)
Within 1 year
Financial liabilities - cash outflows
Trade and other payables	5,878,000,000	5,697,000,000
Lease liabilities	263,000,000	302,000,000
Other interest-bearing loans and borrowings	1,502,000,000	559,000,000
Interest payments on other interest-bearing loans and borrowings	285,000,000	315,000,000
Interest rate swaps - net cash outflows (ii)	27,000,000
Currency forwards and currency swaps - gross cash outflows	1,557,000,000	1,567,000,000
Other derivative financial instruments	40,000,000	1,000,000
Gross projected cash outflows	9,552,000,000	8,441,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(41,000,000)
Currency forwards and currency swaps - gross cash inflows	(1,561,000,000)	(1,559,000,000)
Other derivative financial instruments	(17,000,000)	(32,000,000)
Gross projected cash inflows	(1,578,000,000)	(1,632,000,000)
Between 1 and 2 years
Financial liabilities - cash outflows
Trade and other payables	356,000,000	196,000,000
Lease liabilities	205,000,000	254,000,000
Other interest-bearing loans and borrowings	696,000,000	1,420,000,000
Interest payments on other interest-bearing loans and borrowings	262,000,000	286,000,000
Interest rate swaps - net cash outflows (ii)	27,000,000
Currency forwards and currency swaps - gross cash outflows	0	0
Other derivative financial instruments	0	0
Gross projected cash outflows	1,546,000,000	2,156,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(34,000,000)
Currency forwards and currency swaps - gross cash inflows	0	0
Other derivative financial instruments	(3,000,000)	(1,000,000)
Gross projected cash inflows	(3,000,000)	(35,000,000)
Between 2 and 3 years
Financial liabilities - cash outflows
Trade and other payables	29,000,000	44,000,000
Lease liabilities	166,000,000	208,000,000
Other interest-bearing loans and borrowings	1,253,000,000	683,000,000
Interest payments on other interest-bearing loans and borrowings	234,000,000	264,000,000
Interest rate swaps - net cash outflows (ii)	16,000,000
Currency forwards and currency swaps - gross cash outflows	0	0
Other derivative financial instruments	0	0
Gross projected cash outflows	1,698,000,000	1,199,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(32,000,000)
Currency forwards and currency swaps - gross cash inflows	0	0
Other derivative financial instruments	0	0
Gross projected cash inflows	0	(32,000,000)
Between 3 and 4 years
Financial liabilities - cash outflows
Trade and other payables	26,000,000	202,000,000
Lease liabilities	135,000,000	175,000,000
Other interest-bearing loans and borrowings	804,000,000	1,254,000,000
Interest payments on other interest-bearing loans and borrowings	210,000,000	238,000,000
Interest rate swaps - net cash outflows (ii)	5,000,000
Currency forwards and currency swaps - gross cash outflows	0	0
Other derivative financial instruments	0	0
Gross projected cash outflows	1,180,000,000	1,869,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(22,000,000)
Currency forwards and currency swaps - gross cash inflows	0	0
Other derivative financial instruments	0	0
Gross projected cash inflows	0	(22,000,000)
Between 4 and 5 years
Financial liabilities - cash outflows
Trade and other payables	24,000,000	170,000,000
Lease liabilities	106,000,000	150,000,000
Other interest-bearing loans and borrowings	893,000,000	853,000,000
Interest payments on other interest-bearing loans and borrowings	177,000,000	214,000,000
Interest rate swaps - net cash outflows (ii)	5,000,000
Currency forwards and currency swaps - gross cash outflows	0	0
Other derivative financial instruments	0	0
Gross projected cash outflows	1,205,000,000	1,387,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(13,000,000)
Currency forwards and currency swaps - gross cash inflows	0	0
Other derivative financial instruments	0	0
Gross projected cash inflows	0	(13,000,000)
After 5 years
Financial liabilities - cash outflows
Trade and other payables	521,000,000	288,000,000
Lease liabilities	798,000,000	1,099,000,000
Other interest-bearing loans and borrowings	4,584,000,000	5,666,000,000
Interest payments on other interest-bearing loans and borrowings	1,538,000,000	1,715,000,000
Interest rate swaps - net cash outflows (ii)	3,000,000
Currency forwards and currency swaps - gross cash outflows	0	0
Other derivative financial instruments	0	0
Gross projected cash outflows	7,444,000,000	8,768,000,000
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows		(20,000,000)
Currency forwards and currency swaps - gross cash inflows	0	0
Other derivative financial instruments	0	0
Gross projected cash inflows	$ 0	$ (20,000,000)